Property, Plant and Equipment, Net (Details Textual) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Depreciation	4,442,275	$ 5,804,773	36,877,720	2,985,402	7,238,431